Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Balance sheet Disclosures) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 503	$ 500	$ 407	$ 436	$ 316	$ 221
Accounts Receivable, Net, Current	1,044	933		910
Fiduciary Assets	9,910	9,271		9,338
Deferred Tax Assets, Net of Valuation Allowance, Current	10	13		44
Other Assets, Current	207	181		259
Total current assets	11,674	10,898		10,987
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0		0
Related Party Transaction, Due from (to) Related Party	0	0		0
Fixed assets, net	452	468		406
Goodwill	2,829	2,827		3,295	3,294
Finite-Lived Intangible Assets, Net	373	385		420
Equity Method Investments	177	174		170
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	15	18		22
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	213	136		145
Other Assets, Noncurrent	205	206		283
Total non-current assets	4,264	4,214		4,741
TOTAL ASSETS	15,938	15,112		15,728
Fiduciary Liabilities	9,910	9,271		9,338
Deferred Revenue And Accrued Expenses	414	541		320
Accrued Income Taxes, Current	34	19		15
Short-term debt and current portion of long-term debt	17	15		15
Deferred Tax Liabilities, Net, Current	32	21		26
Other Liabilities, Current	358	327		282
Total current liabilities	10,765	10,194		9,996
Long-term Debt, Excluding Current Maturities	2,326	2,338		2,354
Liabilities for pension benefits	256	282		270
Deferred Tax Liabilities, Net, Noncurrent	18	18		32
Estimated Litigation Liability, Noncurrent	202	180		196	179
Other Liabilities, Noncurrent	371	375		363
Total non-current liabilities	3,173	3,193		3,215
Total liabilities	13,938	13,387		13,211
Total Willis Group Holdings shareholders' equity	1,977	1,699		2,486
Noncontrolling interests	23	26		31
Total equity	2,000	1,725	2,711	2,517	2,608	2,229
TOTAL LIABILITIES AND EQUITY	15,938	15,112		15,728
Willis Group Holdings
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	1	1	0	0	0	0
Accounts Receivable, Net, Current	0	0		2
Fiduciary Assets	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Current	0	1		0
Other Assets, Current	1	1		1
Total current assets	2	3		3
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(1,215)	(1,542)		(1,023)
Related Party Transaction, Due from (to) Related Party	4,047	4,091		4,354
Fixed assets, net	0	0		0
Goodwill	0	0		0
Finite-Lived Intangible Assets, Net	0	0		0
Equity Method Investments	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	0	0		0
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0		0
Other Assets, Noncurrent	4	5		5
Total non-current assets	4	5		5
TOTAL ASSETS	2,838	2,557		3,339
Fiduciary Liabilities	0	0		0
Deferred Revenue And Accrued Expenses	3	2		2
Accrued Income Taxes, Current	0	0		0
Short-term debt and current portion of long-term debt	0	0		0
Deferred Tax Liabilities, Net, Current	1	1		0
Other Liabilities, Current	62	60		56
Total current liabilities	66	63		58
Long-term Debt, Excluding Current Maturities	795	795		795
Liabilities for pension benefits	0	0		0
Deferred Tax Liabilities, Net, Noncurrent	0	0		0
Estimated Litigation Liability, Noncurrent	0	0		0
Other Liabilities, Noncurrent	0	0		0
Total non-current liabilities	795	795		795
Total liabilities	861	858		853
Total Willis Group Holdings shareholders' equity	1,977	1,699		2,486
Noncontrolling interests	0	0		0
Total equity	1,977	1,699		2,486
TOTAL LIABILITIES AND EQUITY	2,838	2,557		3,339
The Other Guarantors
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	5	0	0	163	76	104
Accounts Receivable, Net, Current	2	0		3
Fiduciary Assets	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Current	0	0		1
Other Assets, Current	115	102		31
Total current assets	122	102		198
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	2,792	3,025		4,213
Related Party Transaction, Due from (to) Related Party	(3,030)	(3,581)		(4,359)
Fixed assets, net	69	74		63
Goodwill	0	0		0
Finite-Lived Intangible Assets, Net	0	0		0
Equity Method Investments	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	0	0		0
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0		0
Other Assets, Noncurrent	170	172		213
Total non-current assets	239	246		276
TOTAL ASSETS	123	(208)		328
Fiduciary Liabilities	0	0		0
Deferred Revenue And Accrued Expenses	15	0		0
Accrued Income Taxes, Current	21	14		40
Short-term debt and current portion of long-term debt	0	0		0
Deferred Tax Liabilities, Net, Current	4	0		1
Other Liabilities, Current	49	73		68
Total current liabilities	89	87		109
Long-term Debt, Excluding Current Maturities	1,264	1,268		1,270
Liabilities for pension benefits	0	0		0
Deferred Tax Liabilities, Net, Noncurrent	0	0		7
Estimated Litigation Liability, Noncurrent	0	0		0
Other Liabilities, Noncurrent	11	12		18
Total non-current liabilities	1,275	1,280		1,295
Total liabilities	1,364	1,367		1,404
Total Willis Group Holdings shareholders' equity	(1,241)	(1,575)		(1,076)
Noncontrolling interests	0	0		0
Total equity	(1,241)	(1,575)		(1,076)
TOTAL LIABILITIES AND EQUITY	123	(208)		328
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	0	0	0	0	0	0
Accounts Receivable, Net, Current	0	0		0
Fiduciary Assets	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Current	0	0		0
Other Assets, Current	1	1		42
Total current assets	1	1		42
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	3,393	2,548		4,389
Related Party Transaction, Due from (to) Related Party	(243)	309		119
Fixed assets, net	0	0		0
Goodwill	0	0		0
Finite-Lived Intangible Assets, Net	0	0		0
Equity Method Investments	0	0		0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	0	0		0
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0		0
Other Assets, Noncurrent	2	3		0
Total non-current assets	2	3		0
TOTAL ASSETS	3,153	2,861		4,550
Fiduciary Liabilities	0	0		0
Deferred Revenue And Accrued Expenses	0	0		0
Accrued Income Taxes, Current	13	11		0
Short-term debt and current portion of long-term debt	15	15		11
Deferred Tax Liabilities, Net, Current	0	0		0
Other Liabilities, Current	0	0		0
Total current liabilities	28	26		11
Long-term Debt, Excluding Current Maturities	266	274		289
Liabilities for pension benefits	0	0		0
Deferred Tax Liabilities, Net, Noncurrent	0	0		33
Estimated Litigation Liability, Noncurrent	0	0		0
Other Liabilities, Noncurrent	0	0		0
Total non-current liabilities	266	274		322
Total liabilities	294	300		333
Total Willis Group Holdings shareholders' equity	2,859	2,561		4,217
Noncontrolling interests	0	0		0
Total equity	2,859	2,561		4,217
TOTAL LIABILITIES AND EQUITY	3,153	2,861		4,550
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	497	499	407	273	240	117
Accounts Receivable, Net, Current	1,015	904		877
Fiduciary Assets	10,799	10,071		9,941
Deferred Tax Assets, Net of Valuation Allowance, Current	11	18		43
Other Assets, Current	263	241		271
Total current assets	12,585	11,733		11,405
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	3,807	3,824		3,848
Related Party Transaction, Due from (to) Related Party	(774)	(819)		(114)
Fixed assets, net	385	395		345
Goodwill	1,211	1,226		1,704
Finite-Lived Intangible Assets, Net	502	484		435
Equity Method Investments	(48)	(53)		(45)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	40	42		22
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	213	136		145
Other Assets, Noncurrent	165	157		192
Total non-current assets	2,468	2,387		2,798
TOTAL ASSETS	18,086	17,125		17,937
Fiduciary Liabilities	10,799	10,071		9,941
Deferred Revenue And Accrued Expenses	397	543		318
Accrued Income Taxes, Current	137	120		30
Short-term debt and current portion of long-term debt	2	0		4
Deferred Tax Liabilities, Net, Current	28	25		25
Other Liabilities, Current	277	216		185
Total current liabilities	11,640	10,975		10,503
Long-term Debt, Excluding Current Maturities	1	1		0
Liabilities for pension benefits	256	282		270
Deferred Tax Liabilities, Net, Noncurrent	43	42		(9)
Estimated Litigation Liability, Noncurrent	213	188		198
Other Liabilities, Noncurrent	361	363		345
Total non-current liabilities	874	876		804
Total liabilities	12,514	11,851		11,307
Total Willis Group Holdings shareholders' equity	5,549	5,248		6,599
Noncontrolling interests	23	26		31
Total equity	5,572	5,274		6,630
TOTAL LIABILITIES AND EQUITY	18,086	17,125		17,937
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	0	0	0	0	0	0
Accounts Receivable, Net, Current	27	29		28
Fiduciary Assets	(889)	(800)		(603)
Deferred Tax Assets, Net of Valuation Allowance, Current	(1)	(6)		0
Other Assets, Current	(173)	(164)		(86)
Total current assets	(1,036)	(941)		(661)
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(8,777)	(7,855)		(11,427)
Related Party Transaction, Due from (to) Related Party	0	0		0
Fixed assets, net	(2)	(1)		(2)
Goodwill	1,618	1,601		1,591
Finite-Lived Intangible Assets, Net	(129)	(99)		(15)
Equity Method Investments	225	227		215
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	(25)	(24)		0
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0		0
Other Assets, Noncurrent	(136)	(131)		(127)
Total non-current assets	1,551	1,573		1,662
TOTAL ASSETS	(8,262)	(7,223)		(10,426)
Fiduciary Liabilities	(889)	(800)		(603)
Deferred Revenue And Accrued Expenses	(1)	(4)		0
Accrued Income Taxes, Current	(137)	(126)		(55)
Short-term debt and current portion of long-term debt	0	0		0
Deferred Tax Liabilities, Net, Current	(1)	(5)		0
Other Liabilities, Current	(30)	(22)		(27)
Total current liabilities	(1,058)	(957)		(685)
Long-term Debt, Excluding Current Maturities	0	0		0
Liabilities for pension benefits	0	0		0
Deferred Tax Liabilities, Net, Noncurrent	(25)	(24)		1
Estimated Litigation Liability, Noncurrent	(11)	(8)		(2)
Other Liabilities, Noncurrent	(1)	0		0
Total non-current liabilities	(37)	(32)		(1)
Total liabilities	(1,095)	(989)		(686)
Total Willis Group Holdings shareholders' equity	(7,167)	(6,234)		(9,740)
Noncontrolling interests	0	0		0
Total equity	(7,167)	(6,234)		(9,740)
TOTAL LIABILITIES AND EQUITY	$ (8,262)	$ (7,223)		$ (10,426)